UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:  028-15047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

   /s/ Christine Drisco              Leominster, MA             April 30, 2013
   --------------------              --------------             --------------
       [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          100
                                         -----------

Form 13F Information Table Value Total:  $    91,201
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M COMPANY                       COM              88579Y101          42         400 SH       SOLE                    400
ABBOTT LABORATORIES              COM              002824100          26         704 SH       SOLE                    704
ABBVIE INC COM USD0.01           COM              00287Y109          54       1,204 SH       SOLE                  1,204
ABERDEEN ASIA PACIFIC INCOME
  FUND INC                       COM              003009107          11       1,500 SH       SOLE                  1,500
ACCO BRANDS CORP                 COM              00081T108           0          15 SH       SOLE                     15
ALTERA CORP                      COM              021441100           6         200 SH       SOLE                    200
AMGEN INC                        COM              031162100          29         272 SH       SOLE                    272
ANADARKO PETE CORP               COM              032511107          52         616 SH       SOLE                    616
APPLE COMPUTER, INC.             COM              037833100          51         118 SH       SOLE                    118
AT&T INC COM                     COM              00206R102          84       2,239 SH       SOLE                  2,239
ATLANTIC POWER CORP              COM NEW          04878Q863          26       5,500 SH       SOLE                  5,500
AUTOMATIC DATA PROCESSING INC    COM              053015103          47         700 SH       SOLE                    700
BANK OF AMERICA CORP             COM              060505104          45       3,672 SH       SOLE                  3,672
BARRICK GOLD CORP F              COM              067901108          13         700 SH       SOLE                    700
BAXTER INTL INC                  COM              071813109          19         267 SH       SOLE                    267
BEAM INC COM USD3.125 WI         COM              073730103          48         736 SH       SOLE                    736
BERKSHIRE HATHAWAY CL B          CL B NEW         084670702          25         233 SH       SOLE                    233
BHP BILLITON LTD ADR             SPONSORED ADR    088606108          12         185 SH       SOLE                    185
CENTRAL FUND OF CANADA LTD       CL A             153501101       7,366     430,480 SH       SOLE                430,480
CENTRAL GOLDTRUST F TRUST UNIT   TR UNIT          153546106       6,189     114,129 SH       SOLE                114,129
CHEVRON CORP                     COM              166764100         114         940 SH       SOLE                    940
CITIGROUP INC                    COM NEW          172967424           1          31 SH       SOLE                     31
CONSUMER DISCRETIONARY SEL
  SECTOR SPDR FD                 SBI CONS DISCR   81369Y407      12,319     226,200 SH       SOLE                226,200
CORNING INC COM                  COM              219350105          14       1,000 SH       SOLE                  1,000
CURRENCYSHARESCDN DLR TR CDN
  DOLLARS SHS                    CDN DOLLAR SHS   23129X105       3,506      35,659 SH       SOLE                 35,659
CVS CORP                         COM              126650100          17         300 SH       SOLE                    300
DUKE ENERGY CORP NEW             COM NEW          26441C204          15         200 SH       SOLE                    200
EDAP TMS SA SPONS ADR            SPONSORED ADR    268311107          31       8,600 SH       SOLE                  8,600
EDWARDS LIFESCIENCES CORP COM    COM              28176E108          13         200 SH       SOLE                    200
ENERNOC INC                      COM              292764107       2,582     147,788 SH       SOLE                147,788
ETFS SILVER TR SILVER SHS ETF    SILVER SHS       26922X107           6         260 SH       SOLE                    260
EXELON CORP                      COM              30161N101           2          46 SH       SOLE                     46
EXXON MOBIL CORP                 COM              30231G102         736       8,339 SH       SOLE                  8,339
FACEBOOK INC CL A                CL A             30303M102          23         865 SH       SOLE                    865
FORD MOTOR COMPANY               COM PAR $0.01    345370860           1          62 SH       SOLE                     62
FORTUNE BRANDS HOME & SECURITY
  INC USD0.01 WI                 COM              34964C106          27         736 SH       SOLE                    736
GENERAL ELECTRIC CO              COM              369604103         117       5,257 SH       SOLE                  5,257
GILEAD SCIENCES INC              COM              375558103          16         322 SH       SOLE                    322
GOLDCORP INC                     COM              380956409         923      32,000 SH       SOLE                 32,000
GOLDFIELD CORP                   COM              381370105           5       1,400 SH       SOLE                  1,400
HONEYWELL INTL INC               COM              438516106          12         167 SH       SOLE                    167
IAMGOLD CORP COM
  ISIN#CA4509131088              COM              450913108          21       4,000 SH       SOLE                  4,000
INDUSTRIAL SELECT SECTOR SPDR    SBI INT-INDS     81369Y704      10,265     247,700 SH       SOLE                247,700
INTL BUSINESS MACHINES           COM              459200101          18          91 SH       SOLE                     91
INTUITIVE SURGICAL, INC.         COM NEW          46120E602          10          20 SH       SOLE                     20
ISHARES DJ US OIL EQUIPMENTINDEX DJ OIL EQUIP     464288844          17         300 SH       SOLE                    300
ISHARES MSCI BRAZIL INDEX FD ETF MSCI BRAZIL CAPP 464286400           7         138 SH       SOLE                    138
ISHARES RUSSELL 2000 ETF         RUSSELL 2000     464287655          19         200 SH       SOLE                    200
ISHARES S&P 500 INDEX ETF        CORE S&P500 ETF  464287200         686       4,284 SH       SOLE                  4,284
ISHARES TIPS BOND ETF            BARCLYS TIPS BD  464287176          45         365 SH       SOLE                    365
J.C. PENNEY COMPANY, INC.        COM              708160106           5         300 SH       SOLE                    300
JAMES RIVER COAL CO SR NT CV
  4.50000% 12/01/2015            NOTE 4.500%12/0  470355AF5           3      10,000 SH       SOLE                 10,000
JDS UNIPHASE CORP                COM PAR $0.001   46612J507           5         375 SH       SOLE                    375
JOHNSON & JOHNSON                COM              478160104          78         907 SH       SOLE                    907
JP MORGAN CHASE & CO             COM              46625H100          15         300 SH       SOLE                    300
JUST ENERGY GROUP INC COM NPV
  ISIN #CA48213W1014 SEDOL
  #B63MCN1                       COM              48213W101          14       2,100 SH       SOLE                  2,100
KANDI TECHNOLOGIES CORP          COM              483709101           8       2,000 SH       SOLE                  2,000
KIMBERLY CLARK CORP              COM              494368103         227       2,200 SH       SOLE                  2,200
KINDER MORGAN ENERGY PTNRS LP    UT LTD PARTNER   494550106          90       1,000 SH       SOLE                  1,000
KROGER CO                        COM              501044101          10         300 SH       SOLE                    300
LOCKHEED MARTIN CORP             COM              539830109          40         400 SH       SOLE                    400
MARKET VECTORS GOLD MINERS
  INDEX ETF                      GOLD MINER ETF   57060U100       4,846     162,015 SH       SOLE                162,015
MARKET VECTORS JUNIOR GOLD
  MINERS ETF                     JR GOLD MINERS E 57060U589       9,374     741,634 SH       SOLE                741,634
MARRIOTT INTL INC                CL A             571903202           7         167 SH       SOLE                    167
MERCK & CO INC                   COM              58933Y105           5         100 SH       SOLE                    100
MICROSOFT                        COM              594918104          18         550 SH       SOLE                    550
MIDDLESEX WATER CO               COM              596680108       1,368      71,078 SH       SOLE                 71,078
NATURAL GROCERS BY VITA          COM              63888U108       2,657     105,240 SH       SOLE                105,240
NOKIA CORP ADR                   SPONSORED ADR    654902204           2         636 SH       SOLE                    636
PEPSICO INC                      COM              713448108         143       1,730 SH       SOLE                  1,730
POWERSHARES EMERGING MKTS
  SOVEREIGN DEBT                 SOVEREIGN DEBT   73936T573          27         874 SH       SOLE                    874
POWERSHARES QQQ TR               UNIT SER 1       73935A104      14,253     203,000 SH       SOLE                203,000
PROCTER & GAMBLE CO              COM              742718109          78       1,000 SH       SOLE                  1,000
PROSHARES SHORT HIGH YLD SHORT
  HIGH YIELD ETF                 SHRT HGH YIELD   74347R131          31       1,000 SH       SOLE                  1,000
QUANTUM FUEL SYS TECHNOLOGIES    COM NEW          74765E208           6      10,800 SH       SOLE                 10,800
REEDS INC COM                    COM              758338107          27       6,500 SH       SOLE                  6,500
SCHLUMBERGER LTD                 COM              806857108         127       1,719 SH       SOLE                  1,719
SIMON PROPERTY GROUP INC         COM              828806109          36         207 SH       SOLE                    207
SMITH & WESSON HLDG CORP         COM              831756101           2         200 SH       SOLE                    200
SPDR BIOTECH ETF                 S&P BIOTECH      78464A870          21         200 SH       SOLE                    200
SPDR GOLD ETF                    GOLD SHS         78463V107       2,797      19,653 SH       SOLE                 19,653
SPECTRA ENERGY CORP              COM              847560109          19         600 SH       SOLE                    600
SPIRE CORPORATION                COM              848565107           2       3,400 SH       SOLE                  3,400
STAR GAS PARTNERS L P SBI        UNIT LTD PARTNR  85512C105           5       1,000 SH       SOLE                  1,000
STARRETT L S CO CL A             CL A             855668109           6         602 SH       SOLE                    602
SUNOPTA INC                      COM              8676EP108           8       1,089 SH       SOLE                  1,089
SUNPOWER CORP                    COM              867652406       1,662     121,700 SH       SOLE                121,700
T J X COS INC                    COM              872540109          15         300 SH       SOLE                    300
TEMPLETON GLOBAL INCOME FD INC   COM              880198106          27       2,840 SH       SOLE                  2,840
TESLA MOTORS INC                 COM              88160R101       1,794      32,660 SH       SOLE                 32,660
TEXTRON INC                      COM              883203101           2          64 SH       SOLE                     64
TRANSCANADA CORP                 COM              89353D107          10         200 SH       SOLE                    200
UNION PACIFIC CORP               COM              907818108       1,506      10,214 SH       SOLE                 10,214
VANGUARD DIVIDEND APPRECIATION
  ETF                            DIV APP ETF      921908844       1,022      15,339 SH       SOLE                 15,339
VANGUARD SMALL CAP ETF           SMALL CP ETF     922908751         699       7,689 SH       SOLE                  7,689
VEOLIA ENVIRONMENT               SPONSORED ADR    92334N103         186      13,700 SH       SOLE                 13,700
VODAFONE GROUP NEW ADR F         SPONS ADR NEW    92857W209          27         877 SH       SOLE                    877
WELLS FARGO & CO                 COM              949746101          34         900 SH       SOLE                    900
WESTPORT INNOVATION              COM NEW          960908309         787      26,200 SH       SOLE                 26,200
WISDOM TREE DREYFUS EMERGING
  CURRENCY                       DRYFS CURR ETF   97717W133       1,359      63,973 SH       SOLE                 63,973